CONSOLIDATED STATEMENT OF CHANGES IN CAPITAL OF ERP OPERATING LIMITED PARTNERSHIP (Unaudited) (USD $) In Thousands, unless otherwise specified	Total USD ($)	Preferred Stock [Member] USD ($)	General Partner [Member] USD ($)	Limited Partner [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Partially Owned Properties [Member] USD ($)	Series E Preferred Stock [Member]	Series H Preferred Stock [Member]	Series N Preferred Stock [Member]
Balance, beginning of year at Dec. 31, 2009		$ 208,773	$ 4,833,885	$ 116,120	$ 4,681	$ 11,054
Preferred Stock Preference Units Dividend Rate Percentage							7.00%	7.00%	6.48%
Payments for Repurchase of Preferred Stock and Preference Stock	877	0
Stock Units Redeemed Or Called During Period Value		(834)
Conversion Of Series E Cumulative Convertible		(7,378)
Conversion Of Series H Cumulative Convertible		(561)
OP Unit Issuance:
Stock Issued During Period, Value, Conversion of Convertible Securities			7,939
Conversion of OP Units held by Limited Partners into OP Units held by General Partner			19,722	(19,722)
Issuance of OP Units			291,902
Exercise of EQR share options			71,596
EQR's Employee Share Purchase Plan (ESPP)			5,112
Conversion of EQR restricted shares to LTIP Units			0	0
Share-based employee compensation expense:
EQR restricted shares			9,781
EQR share options			7,421
EQR ESPP discount			1,290
OP Units repurchased and retired			(1,887)
Offering costs			(4,657)
Premium on Redemption of Preferred Shares Preference Units Original Issuance			0
Net income available to Units - General Partner			269,242
OP Units - General Partner distributions			(419,320)
Supplemental Executive Retirement Plan (SERP)			8,559
Acquisition of Noncontrolling Interests - Partially Owned Properties			(16,888)			175
Change in market value of Redeemable Limited Partners			(129,918)
Adjustment for Limited Partners ownership in Operating Partnership			(5,775)	5,775
Issuance of OP Units to Noncontrolling Interests				8,245
Issuance Of Long Term Incentive Plan Units Into Noncontrolling Interest				0
Equity compensation associated with Units - Limited Partners				2,524
Net income available to Units - Limited Partners				13,099
Units - Limited Partners distributions				(20,300)
Change in carrying value of Redeemable Limited Partners				4,658
Accumulated other comprehensive (loss) income - derivative instruments:
Unrealized holding gains (losses) arising during the year	(65,894)				(65,894)
Other Comprehensive Income (Loss), Reclassification Adjustment on Derivatives Included in Net Income, Net of Tax	3,338				3,338
Accumulated other comprehensive income (loss) - other instruments:
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax	57				57
Net income	295,983					(726)
Contributions by Noncontrolling Interests						222
Distributions to Noncontrolling Interests						(2,952)
Stockholders' Equity, Other						218
Balance, end of period at Dec. 31, 2010		200,000	4,948,004	110,399	(57,818)	7,991
Preferred Stock Preference Units Dividend Rate Percentage							7.00%	7.00%	6.48%
Payments for Repurchase of Preferred Stock and Preference Stock	0	0
Stock Units Redeemed Or Called During Period Value		0
Conversion Of Series E Cumulative Convertible		0
Conversion Of Series H Cumulative Convertible		0
OP Unit Issuance:
Stock Issued During Period, Value, Conversion of Convertible Securities			0
Conversion of OP Units held by Limited Partners into OP Units held by General Partner			8,580	(8,580)
Issuance of OP Units			201,942
Exercise of EQR share options			95,322
EQR's Employee Share Purchase Plan (ESPP)			5,262
Conversion of EQR restricted shares to LTIP Units			(3,934)	3,934
Share-based employee compensation expense:
EQR restricted shares			9,102
EQR share options			9,545
EQR ESPP discount			1,194
OP Units repurchased and retired			0
Offering costs			(3,596)
Premium on Redemption of Preferred Shares Preference Units Original Issuance			0
Net income available to Units - General Partner			879,720
OP Units - General Partner distributions			(467,729)
Supplemental Executive Retirement Plan (SERP)			10,765
Acquisition of Noncontrolling Interests - Partially Owned Properties			(4,784)			(8,025)
Change in market value of Redeemable Limited Partners			(22,714)
Adjustment for Limited Partners ownership in Operating Partnership			(946)	946
Issuance of OP Units to Noncontrolling Interests				0
Issuance Of Long Term Incentive Plan Units Into Noncontrolling Interest				0
Equity compensation associated with Units - Limited Partners				3,641
Net income available to Units - Limited Partners				40,780
Units - Limited Partners distributions				(21,434)
Change in carrying value of Redeemable Limited Partners				(10,150)
Accumulated other comprehensive (loss) income - derivative instruments:
Unrealized holding gains (losses) arising during the year	(143,598)				(143,598)
Other Comprehensive Income (Loss), Reclassification Adjustment on Derivatives Included in Net Income, Net of Tax	4,343				4,343
Accumulated other comprehensive income (loss) - other instruments:
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax	355				355
Net income	935,197					832
Contributions by Noncontrolling Interests						75,911
Distributions to Noncontrolling Interests						(1,163)
Stockholders' Equity, Other						(1,240)
Balance, end of period at Dec. 31, 2011		200,000	5,665,733	119,536	(196,718)	74,306
Preferred Stock Preference Units Dividend Rate Percentage							7.00%	7.00%	6.48%
Payments for Repurchase of Preferred Stock and Preference Stock	150,000	(150,000)
Stock Units Redeemed Or Called During Period Value		0
Conversion Of Series E Cumulative Convertible		0
Conversion Of Series H Cumulative Convertible		0
OP Unit Issuance:
Stock Issued During Period, Value, Conversion of Convertible Securities			0
Conversion of OP Units held by Limited Partners into OP Units held by General Partner			18,929	(18,929)
Issuance of OP Units			1,388,583
Exercise of EQR share options			49,039
EQR's Employee Share Purchase Plan (ESPP)			5,399
Conversion of EQR restricted shares to LTIP Units			0	0
Share-based employee compensation expense:
EQR restricted shares			8,936
EQR share options			11,752
EQR ESPP discount			965
OP Units repurchased and retired			0
Offering costs			(39,359)
Premium on Redemption of Preferred Shares Preference Units Original Issuance	5,100		5,129
Net income available to Units - General Partner			826,212
OP Units - General Partner distributions			(554,429)
Supplemental Executive Retirement Plan (SERP)			282
Acquisition of Noncontrolling Interests - Partially Owned Properties			1,293			(1,306)
Change in market value of Redeemable Limited Partners			38,734
Adjustment for Limited Partners ownership in Operating Partnership			5,763	(5,763)
Issuance of OP Units to Noncontrolling Interests				66,606
Issuance Of Long Term Incentive Plan Units Into Noncontrolling Interest				5
Equity compensation associated with Units - Limited Partners				5,307
Net income available to Units - Limited Partners				38,641
Units - Limited Partners distributions				(25,095)
Change in carrying value of Redeemable Limited Partners				(20,702)
Accumulated other comprehensive (loss) income - derivative instruments:
Unrealized holding gains (losses) arising during the year	(11,772)				(11,772)
Other Comprehensive Income (Loss), Reclassification Adjustment on Derivatives Included in Net Income, Net of Tax	14,678				14,678
Accumulated other comprehensive income (loss) - other instruments:
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax	664				664
Net income	881,204					844
Contributions by Noncontrolling Interests						8,221
Distributions to Noncontrolling Interests						(5,131)
Stockholders' Equity, Other						754
Balance, end of period at Dec. 31, 2012		$ 50,000	$ 7,432,961	$ 159,606	$ (193,148)	$ 77,688